Note 8 - Costamare Ventures Inc. (Details Textual)	6 Months Ended
	Jun. 30, 2020	Nov. 12, 2018
Number of Jointly Owned Companies	13	5
Minimum [Member]
Participation After Restatement	25.00%
Participation of Company's Wholly Owned Subsidiary	25.00%
Maximum [Member]
Participation After Restatement	75.00%
Participation of Company's Wholly Owned Subsidiary	49.00%